Material partly-owned subsidiaries (Details 1) - PEN (S/) S/ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Cost of sales		S/ (732,956)	S/ (736,530)	S/ (695,757)
Administrative expenses		(195,617)	(193,376)	(179,723)
Profit before income tax		128,417	198,110	306,770
Income tax expense		(47,032)	(78,627)	(89,383)
Total comprehensive loss		53,534	84,643	218,172
Attributable to non-controlling interest		(13,151)	(3,280)	(3,865)
Fosfatos del Pacifico S.A. [Member]
Disclosure of subsidiaries [line items]
Sales of goods		11	1,965
Cost of sales	S/ (626)	(626)	(6,881)
Administrative expenses		(1,068)	(8,694)	(11,775)
Other income (expenses)	S/ 153	153	(1,006)	(212)
Finance (expense) income		(237)	(793)	(1,126)
Profit before income tax		(1,767)	(15,409)	(13,113)
Income tax expense		551	6,399	3,141
Total comprehensive loss		(1,216)	(9,010)	(9,972)
Attributable to non-controlling interest		(365)	(2,703)	(2,992)
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Sales of goods
Cost of sales
Administrative expenses		(3,864)	(3,829)	(4,257)
Other income (expenses)		(40,816)	52	(2)
Finance (expense) income		3	(114)	14
Profit before income tax		(44,677)	(3,891)	(4,245)
Income tax expense		(6,265)	1,591	767
Total comprehensive loss		(50,942)	(2,300)	(3,478)
Attributable to non-controlling interest		S/ (12,786)	S/ (577)	S/ (873)